SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2011
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 18:-	SELECTED STATEMENTS OF INCOME DATA

Financial expenses:

	Year ended December 31,
	2009	2010	2011

Financial expenses:
Interest on long-term debt	$(93)	$(11)	$(6)
Interest on short-term bank credit	(879)	(744)	(773)
Interest on a related party loan	-	(195)	(378)
Foreign exchange losses, net	(1,138)	(199)	-

	(2,110)	(1,149)	(1,157)
Financial income:
Interest on short-term and long-term bank deposits.	484	182	519
Marketable securities gain	58	-	-
Foreign exchange gains, net	-	-	1,394

	542	182	1,913

	$(1,568)	$(967)	$756